Contents of Significant Accounts - Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model (Detail) - Stock Appreciation Right Plan For Employees [Member]
12 Months Ended
Dec. 31, 2021 yr $ / shares
Granted in September 2020 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 65.00
Expected dividend yield	5.27%
Granted in June 2021 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 65.00
Expected dividend yield	5.27%
Bottom of range [member] | Granted in September 2020 [Member]
Statement [Line Items]
Expected volatility	40.11%
Expected life	0.67
Risk-free interest rate	0.32%
Bottom of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	38.52%
Expected life	1.44
Risk-free interest rate	0.38%
Top of range [member] | Granted in September 2020 [Member]
Statement [Line Items]
Expected volatility	42.88%
Expected life	2.67
Risk-free interest rate	0.46%
Top of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	47.75%
Expected life	3.44
Risk-free interest rate	0.50%